Other comprehensive income (loss) - Changes in Accumulated Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	¥ 163,163	¥ 11,549	¥ 143,739	¥ 20,636
Other comprehensive income (loss) before reclassifications	(41,349)	58,887	(21,670)	49,839
Reclassifications out of accumulated other comprehensive income (loss)	(1,140)	97	(1,395)	58
Net change during the period	(42,489)	58,984	(23,065)	49,897
Balance at end of period	120,674	70,533	120,674	70,533
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	153,083	16,250	133,371	27,704
Other comprehensive income (loss) before reclassifications	(40,207)	55,763	(20,388)	44,427
Reclassifications out of accumulated other comprehensive income (loss)	(151)	69	(258)	(49)
Net change during the period	(40,358)	55,832	(20,646)	44,378
Balance at end of period	112,725	72,082	112,725	72,082
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	(15,596)	(18,591)	(15,404)	(18,809)
Other comprehensive income (loss) before reclassifications	(53)	(251)	(288)	(157)
Reclassifications out of accumulated other comprehensive income (loss)	44	196	87	320
Net change during the period	(9)	(55)	(201)	163
Balance at end of period	(15,605)	(18,646)	(15,605)	(18,646)
Net unrealized gain on non-trading securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	25,676	13,890	25,772	11,741
Other comprehensive income (loss) before reclassifications	(1,089)	3,375	(994)	5,569
Reclassifications out of accumulated other comprehensive income (loss)	(1,033)	(168)	(1,224)	(213)
Net change during the period	(2,122)	3,207	(2,218)	5,356
Balance at end of period	¥ 23,554	¥ 17,097	¥ 23,554	¥ 17,097